UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vegasoul Capital Management (Asia) Limited

Address:   Level 21, The Centre, 99 Queen's Road Central, Hong Kong SAR


Form 13F File Number: 028-14724


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Wong Chong Yau Runme
Title:  Director
Phone:  HK +852-3114-6311

Signature,  Place,  and  Date  of  Signing:

/s/ Wong Chong Yau Runme           Hong Kong SAR                      8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $       16,845
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Airgas Inc                       COM            009363102      630    7,500 SH       SOLE       N/A       7,500      0    0
ALLERGAN INC CMN                 COM            018490102      231    2,500 SH       SOLE       N/A       2,500      0    0
American International Group     COM NEW        026874784      250    7,800 SH       SOLE       N/A       7,800      0    0
APPLE INC. CMN                   COM            037833100      467      800 SH       SOLE       N/A         800      0    0
BOSTON PROPERTIES INC            COM            101121101      282    2,600 SH       SOLE       N/A       2,600      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN COM            110122108      435   12,100 SH       SOLE       N/A      12,100      0    0
HUMANA INC                       COM            444859102      271    3,500 SH       SOLE       N/A       3,500      0    0
INTL BUSINESS MACHINES CORP      COM            459200101      802    4,100 SH       SOLE       N/A       4,100      0    0
NISOURCE INC                     COM            65473P105      495   20,000 SH       SOLE       N/A      20,000      0    0
Pfizer                           COM            717081103      253   11,000 SH       SOLE       N/A      11,000      0    0
Phillip Morris Intl              COM            718172109      419    4,800 SH       SOLE       N/A       4,800      0    0
PUBLIC SERVICE ENTERPRISE GP     COM            744573106      380   11,700 SH       SOLE       N/A      11,700      0    0
AMERICAN CAPITAL AGENCY CORP     COM            02503X105    2,513   74,769 SH       SOLE       N/A      74,769      0    0
ISHARES BARCLAYS 20+ YEAR TR     BARCLYS 20+ YR 464287432    2,526   20,175 SH       SOLE       N/A      20,175      0    0
SPDR GOLD TRUST                  GOLD SHS       78463V107    2,421   15,600 SH       SOLE       N/A      15,600      0    0
VANGUARD US TOTAL STOCK MKT      STK MRK ETF    922908769    2,324   33,350 SH       SOLE       N/A      33,350      0    0
CME GROUP INC                    COM            12572Q105    2,145    8,000 SH       SOLE       N/A       8,000      0    0


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